Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 49,331	$ 68,746	$ 58,616
Additions for tax positions taken in the current year	5,279	538	8,252
Additions for tax positions of prior years	21,669	2,096	(786)
Additions for tax positions from acquisitions	0	0	11,343
Reductions for tax positions of prior years	0	(17,706)	(4,599)
Reductions for tax positions of expired statute of limitations	(1,891)	(3,743)	(3,456)
Settlements	0	(600)	(624)
Balance at end of year	$ 74,388	$ 49,331	$ 68,746